BUSINESS COMBINATION AND ASSET ACQUISITION (Calculation of the purchase consideration) (Details) ¥ in Thousands, $ in Thousands, $ in Thousands						3 Months Ended
	Jun. 18, 2021 HKD ($)	Jun. 18, 2021 USD ($)	Apr. 15, 2021 USD ($)	Mar. 21, 2021 USD ($)	Mar. 21, 2021 CNY (¥)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021
Business Acquisition [Line Items]
Exchange rate								32,326.29
Total allocated purchase price			$ 85,128
Loto Interactive
Business Acquisition [Line Items]
Exchange rate						0.1286	0.1286
Re-measurement of the fair value of previously-held equity interest						$ 79,280	$ 10,200
Total consideration	$ 26,224	$ 3,378				105,000	13,503
Fair value of noncontrolling shareholders						155,715	20,029
Total allocated purchase price						$ 339,995	$ 43,732
Ganzi Changhe Data Center
Business Acquisition [Line Items]
Total consideration				$ 13,841	¥ 88,200